Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Disclosure of reconciliation of basic and diluted earnings per share	The following tables provide the amounts used in the calculation of basic earnings/(loss) per share:

		Years ended December 31,
		2025	2024	2023
Net profit/(loss) attributable to owners of the parent	€ million	(22,368)	5,473	18,596
Weighted average number of shares outstanding	(thousand)	2,886,684	2,949,652	3,107,725
Basic (loss)/earnings per share	(€)	(7.75)	1.86	5.98
The following tables provide the amounts used in the calculation of diluted (loss)/earnings per share:

		Years ended December 31,
		2025	2024	2023
Net profit/(loss) attributable to owners of the parent	€ million	(22,368)	5,473	18,596
Weighted average number of shares outstanding	(thousand)	2,886,684	2,949,652	3,107,725
Number of shares deployable for share-based compensation	(thousand)	—	26,168	24,733
Weighted average number of shares outstanding for diluted earnings per share	(thousand)	2,886,684	2,975,820	3,132,458
Diluted (loss)/earnings per share	(€)	(7.75)	1.84	5.94